Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, net
Property and equipment, gross	$ 20,354,166	$ 19,438,247
Accumulated depreciation	(13,553,552)	(12,279,467)
Property and equipment, net	6,800,614	7,158,780
Depreciation expenses	2,626,264	3,030,451	$ 3,021,130
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	12,492,343	11,892,101
Leasehold improvements
Property and equipment, net
Property and equipment, gross	5,490,605	4,976,638
Buildings
Property and equipment, net
Property and equipment, gross	633,646	763,240
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 1,737,572	$ 1,806,268